UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2006
Check here is Amendment [X]; Amendment Number:
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  16800 Greenspoint Park Drive, Suite 99S
          Houston, Texas 177060

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    August 1, 2006


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:  2751557


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
APACHE CORP                    COM              037411105        5    74635 SH       SOLE                 74635
CHESAPEAKE ENERGY CORP         COM              165167107        1    62400 SH       SOLE                 62400
CHEVRON CORPORATION            COM              166764100        2    40000 SH       SOLE                 40000
CIMAREX ENERGY CO              COM              171798101       10   239433 SH       SOLE                239433
CANADIAN NATURAL RESOURCES LTD COM              136385101       13   236900 SH       SOLE                236900
CONOCOPHILLIPS                 COM              20825C104       14   227589 SH       SOLE                227589
ENCORE ACQUISITION CO          COM              29255W100        7   286200 SH       SOLE                286200
EOG RESOURCES INC              COM              26875P101        9   143200 SH       SOLE                143200
HESS CORPORATION               COM              42809H107        3    60000 SH       SOLE                 60000
MARATHON OIL CORP              COM              565849106       11   136400 SH       SOLE                136400
NOBLE ENERGY INC               COM              655044105        9   192900 SH       SOLE                192900
NEWFIELD EXPLORATION           COM              651290108        2    51800 SH       SOLE                 51800
OCCIDENTAL PETROLEUM CORP      COM              674599105       15   147800 SH       SOLE                147800
ST. MARY LAND & EXPLORATION CO COM              792228108        4   119400 SH       SOLE                119400
TALISMAN ENERGY INC            COM              87425E103        8   476700 SH       SOLE                476700
PETROBANK ENERGY & RESOURCES   COM              71645P106        2   167200 SH       SOLE                167200
ENERGY SECTOR SPDR TRUST       SHS BEN INT      81369Y506        5    89000 SH       SOLE                 89000